Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Activity

The following table sets forth a summary of our stock option activity for the year ended December 31:

	Outstanding Options	Weighted average exercise price per share	Weighted average remaining contractual life (Years)	Aggregate Instrinsic Value (in thousands)
Outstanding at December 31, 2009	5,443,500	$0.61	6.90
Granted	202,000	1.50
Forfeited	(134,750)	0.56
Exercised	—	—

Outstanding at December 31, 2010	5,510,750	0.64	6.00
Granted	180,000	5.50
Forfeited	(25,282)	0.74
Exercised	(718)	0.50

Outstanding at December 31, 2011	5,664,750	0.80	5.20
Granted	2,549,109	10.32
Forfeited	(19,077)	7.99
Exercised	(285,058)	0.61

Outstanding at December 31, 2012	7,909,724	$3.85	5.89	$49,410

Vested or expected to vest(1) at December 31, 2012	7,514,238	$3.66	5.64	$48,387

Exercisable at December 31, 2012	4,854,960	$0.64	3.86	$45,927

Assumptions to Estimate Fair Value Options

We estimated the fair value of options granted using a Black-Scholes option pricing model with the following assumptions:

	For the Year Ended December 31,
	2012	2011	2010
Expected volatility	48.3%	39.8%	40.6%
Expected dividends	0.0	0.0	0.0
Expected term (years)	6.5	6.3	6.3
Risk-free interest rate	1.01%	1.2%	2.8%
Weighted-average estimated fair value of options granted during the year	$5.22	$2.23	$0.66